Investment in Associate - Summary of Movements in Investments in Associates (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of associates [abstract]
At January 1	¥ 1,793	¥ 1,977
Additions	140	0
Share of results of associates	(97)	(82)	¥ 265
Share of revaluation on equity investments designated at fair value through other comprehensive income held by an associate	(7)	2
Dividend declared during the year	(21)	(104)
Disposal of associates	(31)
At December 31	¥ 1,777	¥ 1,793	¥ 1,977